                       SUPPLEMENT DATED JULY 30, 1999 TO
                      PROSPECTUS DATED SEPTEMBER 30, 1998

                            PERFORMANCE FUNDS TRUST
                           INSTITUTIONAL CLASS SHARES

     The fee table of the Performance Funds Trust for the Institutional Class Shares below replaces the table on page 3 of the prospectus. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     The following expense table lists the estimated costs and expenses that an investor in the Institutional Class may incur either directly or indirectly as a shareholder of a Fund. The information is based on expenses incurred during the fiscal year ended May 31, 1998 (except for The Money Market Fund, The Small Cap Equity Fund and The Intermediate Term Government Income Fund, the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in Class A and B shares of the Funds may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% for Class A shares and 1.00% for Class B shares of the average net assets of a Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors (see "Purchase of Fund Shares").

                                   FEE TABLE

                                                                               THE
                                                                 THE       INTERMEDIATE
                                                      THE     SHORT TERM       TERM          THE        THE        THE
                                                     MONEY    GOVERNMENT    GOVERNMENT    SMALL CAP   MID CAP    EQUITY
                                                     MARKET     INCOME        INCOME       EQUITY     EQUITY    LARGE CAP
                                                      FUND       FUND          FUND         FUND       FUND       FUND
                                                     ------   ----------   ------------   ---------   -------   ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases
  (as a percentage price)..........................   none       none          none         none       none       none
Maximum Sales Load Imposed on Reinvested
  Dividends........................................   none       none          none         none       none       none
Deferred Sales Load................................   none       none          none         none       none       none
Redemption Fees....................................   none       none          none         none       none       none
Exchange Fees......................................   none       none          none         none       none       none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets
  annualized)
Investment Advisory Fees (after waiver)(2).........   0.20%      0.40%         0.45%        0.80%      0.75%      0.60%
12b-1 Fees.........................................   none       none          none         none       none       none
Other Expenses (after waiver)(3)...................   0.19%      0.24%         0.27%        0.45%      0.32%      0.31%
                                                      ----       ----          ----         ----       ----       ----
Total Portfolio Operating Expenses (after
  waiver)(4).......................................   0.39%      0.64%         0.72%        1.25%      1.07%      0.91%
                                                      ====       ====          ====         ====       ====       ====

---------------
(1) Shares of the Institutional Class of each Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser or its correspondents or affiliates. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(2) Reflects a voluntary reduction for the Money Market Fund and Intermediate Term Government Income Fund and Small Cap Fund in contractual fees. Had this reduction not been in effect, the ratio of investment advisory fees to net assets would have been 0.30% for the Money Market Fund, 0.50% for the Intermediate Term Government Income Fund and 1.00% for the Small Cap Fund.

(3) Reflects voluntary reduction of administration fee of 0.08% for the Money Market Fund. Without such waiver, administration fees for the Money Market Fund would total 0.15%.

(4) Absent voluntary fee waivers, "Total Operating Expenses" for the Money Market Fund, the Intermediate Term Government Income Fund and the Small Cap Fund would have been 0.57% , 0.77% and 1.45%, respectively.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

     EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

                                                                 THE
                                                   THE       INTERMEDIATE
                                        THE     SHORT TERM       TERM          THE        THE        THE
                                       MONEY    GOVERNMENT    GOVERNMENT    SMALL CAP   MID CAP    EQUITY
                                       MARKET     INCOME        INCOME       EQUITY     EQUITY    LARGE CAP
                                        FUND       FUND          FUND         FUND       FUND       FUND
                                       ------   ----------   ------------   ---------   -------   ---------
1 year...............................   $ 4        $ 7            $ 7         $ 13       $ 11       $  9
3 years..............................   $13        $20            $23         $ 40       $ 34       $ 29
5 years..............................   $22        $36            $40         $ 69       $ 59       $ 50
10 year..............................   $49        $80            $89         $151       $131       $112

     * This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                       SUPPLEMENT DATED JULY 30, 1999 TO
                      PROSPECTUS DATED SEPTEMBER 30, 1998

                            PERFORMANCE FUNDS TRUST
                           CLASS A AND CLASS B SHARES

     The fee table of the Performance Funds Trust for the Class A and Class B Shares below replaces the table on page 3 of the prospectus. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     The following expense table lists the estimated costs and expenses that an investor in the Class A and B shares may incur either directly or indirectly as a shareholder of a Fund. The information is based on expenses incurred during the fiscal year ended May 31, 1998 (except for The Money Market Fund, The Small Cap Equity Fund and The Intermediate Term Government Income Fund, the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in the Class A and B shares of the Funds may be subject to sales charges and Rule 12b-1 Plan distribution fees (annually up to 0.35% and 1.00%, respectively, of the average net assets of a Fund).

                                   FEE TABLE

                                                                                                       THE
                                                                                      THE         INTERMEDIATE
                                                                     THE          SHORT TERM          TERM
                                                                    MONEY         GOVERNMENT       GOVERNMENT
                                                                 MARKET FUND      INCOME FUND      INCOME FUND
                                                              -----------------   -----------   -----------------
                                                              CLASS A   CLASS B     CLASS A     CLASS A   CLASS B
                                                              -----------------   -----------   -----------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).......................   none      none        3.00%       5.25%     none
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................   none      none        none        none      none
Maximum Contingent Deferred Sales Load
  (as a percentage of redemption proceeds)(1)(3)............   none      5.00%       none        none      5.00%
Redemption Fees(3)..........................................   none      none        none        none      none
Exchange Fees...............................................   none      none        none        none      none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fees (after waivers)(2).................   0.20%     0.20%       0.40%       0.45%     0.45%
12b-1 Fees(4)...............................................   0.25%     1.00%       0.25%       0.25%     1.00%
Other Expenses(5)...........................................   0.19%     0.19%       0.24%       0.27%     0.27%
                                                               ----      ----        ----        ----      ----
Total Portfolio Operating Expenses (after waivers)(6).......   0.64%     1.39%       0.89%       0.97%     1.72%
                                                               ====      ====        ====        ====      ====

                                                                   THE                 THE                 THE
                                                                SMALL CAP            MID CAP            LARGE CAP
                                                               EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                            -----------------   -----------------   -----------------
                                                            CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                            -----------------   -----------------   -----------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).....................   5.25%     none      5.25%     none      5.25%     none
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price)
Maximum Contingent Deferred Sales Load
  (as a percentage of redemption proceeds)(1)(3)..........   none      5.00%     none      5.00%     none      5.00%
Redemption Fees(3)........................................   none      none      none      none      none      none
Exchange Fees.............................................   none      none      none      none      none      none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fees (after waivers)(2)...............   0.80%     0.80%     0.75%     0.75%     0.60%     0.60%
12b-1 Fees(4).............................................   0.25%     1.00%     0.25%     1.00%     0.25%     1.00%
Other Expenses(5).........................................   0.45%     0.45%     0.32%     0.32%     0.31%     0.31%
                                                             ----      ----      ----      ----      ----      ----
Total Portfolio Operating Expenses (after waivers)(6).....   1.50%     2.25%     1.32%     2.07%     1.16%     1.91%
                                                             ====      ====      ====      ====      ====      ====

---------------
(1) If you purchase Class B shares, you do not pay an initial sales charge but you may incur Contingent Deferred Sales Charge ("CDSC") if you redeem some or all of your Class B shares before the end of the 6th year after which you purchased such shares. The CDSC is 5%, 4%, 3%, 3%, 2% and 1% for redemptions occurring in the years one through 6, respectively. No CDSC is charged after the 6th year.

(2) Reflects a voluntary reduction for the Money Market Fund and Intermediate Term Government Income Fund and Small Cap Fund in contractual fee. Had this reduction not been in effect, the ratio of investment advisory fees to average net assets would have been 0.30%, 0.50% and 1.00% for the Money Market Fund, Intermediate Term Government Income Fund and Small Cap Fund, respectively.

(3) Under certain circumstances, purchases of Class A Shares not subject to an initial sales charge will be subject to a redemption fee if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A redemption fees, see this Prospectus under "Purchase of Fund Shares."

(4) The Class A Shares and Class B Shares may be subject to Rule 12b-1 Plan distribution fees (annual up to 0.35% and 1.00% respectively of the average net assets of each class of each Fund) to which the Institutional Class is not subject. Payment of distribution fees for Class A is currently not expected to exceed 0.25%.

(5) Reflects voluntary reduction of administration fees of 0.08% for the Money Market Fund. Without such waiver, administration fees for the Money Market Fund would total 0.15%. Each Fund has adopted, but not yet implemented, a Shareholder Servicing Plan under which certain Service Organizations may receive additional fees from a Fund in amounts up to an annual rate of 0.35% of the daily net asset value of the Fund's shares. See "Management of the Funds -- Service Organizations" herein.

(6) Absent the voluntary reductions in investment advisory fees, administration fees and 12b-1 distribution fees, "Total Operating Expenses" as a percentage of average daily net assets would be 0.92% for Class A Shares and 1.57% for Class B Shares of the Money Market Fund; 0.99% for Class A Shares of the Short Term Government Income Fund; 1.12% for Class A Shares and 1.77% for Class B Shares of the Intermediate Term Government Income Fund; 1.80% for Class A Shares of the Small Cap Equity Fund; 1.42% for Class A Shares of the Mid Cap Equity Fund; and 1.26% for Class A Shares of the Large Cap Equity Fund.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Funds will bear.

     EXPENSE EXAMPLES:

     Full Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown below*:

                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
MONEY MARKET FUND
  Class A Shares.........................................    $7       $20       $36       $80
  Class B Shares.........................................    64        74        96       167
SHORT TERM GOVERNMENT INCOME FUND
  Class A Shares.........................................    39        58        78       136
INTERMEDIATE TERM GOVERNMENT INCOME FUND
  Class A Shares.........................................    62        82       103       165
  Class B Shares.........................................    67        84       113       203
SMALL CAP EQUITY FUND
  Class A Shares.........................................    67        97       130       222
  Class B Shares.........................................    73       100       140       258
MID CAP EQUITY FUND
  Class A Shares.........................................    65        92       121       203
  Class B Shares.........................................    71        95       131       240
LARGE CAP EQUITY FUND
  Class A Shares.........................................    64        87       113       186
  Class B Shares.........................................    69        90       123       223

     No Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your Class B Shares at the end of each period shown below*:

                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                           ------   -------   -------   --------
MONEY MARKET FUND
  Class B Shares.........................................   $14       $44       $76       $167
INTERMEDIATE TERM GOVERNMENT INCOME FUND
  Class B Shares.........................................    17        54        93        203
SMALL CAP EQUITY FUND
  Class B Shares.........................................    23        70       120        258
MID CAP EQUITY FUND
  Class B Shares.........................................    21        65       111        240
LARGE CAP EQUITY FUND
  Class B Shares.........................................    19        60       103        223

     * This example should not be considered a representation of actual expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of future annual returns. Actual return may be greater or less than the assumed amount.

                       SUPPLEMENT DATED JULY 30, 1999 TO
                      PROSPECTUS DATED SEPTEMBER 30, 1998

                               MONEY MARKET FUND

                      A SERIES OF PERFORMANCE FUNDS TRUST
                           INSTITUTIONAL CLASS SHARES

     The fee table of the Money Market Fund, a series of the Performance Funds Trust, for the Institutional Class Shares below replaces the table on page 3 of the prospectus. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     The following expense table lists the estimated costs and expenses that an investor in the Institutional Class may incur either directly or indirectly as a shareholder of the Fund based on expenses for the period ended May 31, 1998 (except for the reduction or voluntary waiver of advisory fees). Actual expenses in the future may be greater or less than those shown. Shareholders in Class A and B shares of the Funds may be subject to Rule 12b-1 Plan distribution fees (annually up to 0.35% for Class A shares and 1.00% for Class B shares of the average net assets of a Fund), to which the Institutional Class is not subject. The Institutional Class of shares is only available to certain qualified investors (see "Purchase of Fund Shares").

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Load Imposed on Purchases
  (as a percentage price)...................................  none
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................  none
Deferred Sales Load
  (as a percentage of redemption proceeds)..................  none
Redemption Fees.............................................  none
Exchange Fees...............................................  none
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets annualized)
Investment Advisory Fees (after waiver)(2)..................  0.20%
12b-1 Fees..................................................  none
Other Expenses (after waiver)(3)............................  0.19%
                                                              ----
Total Fund Operating Expenses (after waiver)(4).............  0.39%
                                                              ====

---------------
(1) Shares of the Institutional Class of the Fund may be available through trust, investment management or other fiduciary accounts managed or administered by the Adviser, its affiliates or correspondents. Such institutions may provide a variety of services at varying fees to customers and, although such fees are not fund-related, the fees must be paid by customers in order to purchase Fund shares.

(2) Reflects a voluntary reduction in contractual fee. Had this reduction not been in effect, the ratio of investment advisory fees to net assets would have been 0.30%.

(3) Reflects a voluntary reduction of administration fee of 0.08%. Without such waiver, administration fees for the Fund would total 0.15%.

(4) Absent voluntary waivers, "Total Operating Expenses" would have been 0.57%.

     The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund might bear.

     EXAMPLE:*

     You would pay the following expenses on a $1,000 investment, assuming 5% gross annual return and redemption at the end of each time period:

1 year......................................................  $ 4
3 years.....................................................  $13
5 years.....................................................  $22
10 years....................................................  $49

     * This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns. Actual return may be greater or less than the assumed amount.

                                        2